Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (40,459)	$ (77,621)	$ (1,373,511)
Adjustments to reconcile net loss to net cash provided by operating activities:
Goodwill impairment			942,408
Impairment of other long-lived assets	6,759	24,924	288,977
Depreciation and amortization	66,635	92,877	108,395
Stock-based compensation	17,722	20,773	30,010
Foreign currency transaction loss	(10,429)	2,147	8,612
Deferred income taxes	2,404	(10,378)	(19,129)
Change in fair value of obligations in connection with acquisitions	1,378	(872)	(23,671)
Other non-cash items	3,520	1,220	17
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	(7,581)	2,009	25,075
Inventories	2,174	642	(12,408)
Net investment in sales-type leases	12,196	5,646	(6,497)
Other current assets and prepaid expenses	(3,665)	395	11,262
Other non-current assets	(802)	933	(439)
Accounts payable	(1,206)	1,969	(1,937)
Other current liabilities	(1,114)	(6,330)	(7,464)
Deferred revenues	3,421	3,380	10,141
Other non-current liabilities	10,954	259	(1,751)
Net cash provided by (used in) operating activities	61,907	61,973	(21,910)
Cash flows from investing activities
Purchase of property and equipment	(22,308)	(45,125)	(84,299)
Proceeds from maturities of bank deposits and restricted deposits		73,836	191,741
Investment in bank deposits and restricted deposits	(477)	(67,177)	(187,264)
Cash paid for acquisitions, net of cash acquired			(9,905)
Investment in unconsolidated entities	(3,568)	(23,064)	(250)
Purchase of intangible assets	(1,540)	(2,002)	(2,747)
Other investing activities	(361)	(457)	(378)
Net cash used in investing activities	(28,254)	(63,989)	(93,102)
Cash flows from financing activities
Proceeds from long-term debt	10,000	26,000
Repayment of long-term debt	(3,714)
Proceeds from short-term debt			125,000
Payment of obligations in connection with acquisitions	(1,476)	(1,386)	(19,875)
Repayment of short-term debt			(175,000)
Proceeds from exercise of stock options	5,888	1,185	2,871
Net cash provided by (used in) financing activities	10,698	25,799	(67,004)
Effect of exchange rate changes on cash and cash equivalents	4,082	(1,047)	(2,533)
Net change in cash and cash equivalents	48,433	22,736	(184,549)
Cash and cash equivalents, beginning of year	280,328	257,592	442,141
Cash and cash equivalents, end of year	328,761	280,328	257,592
Supplemental disclosure of cash flow information
Cash paid for income taxes, net of tax refunds	1,247	5,278	13,487
Cash paid for interest	1,140		1,514
Transfer of inventory to fixed assets	4,844	5,085	8,886
Transfer of fixed assets to inventory	$ 1,188	$ 1,068	$ 3,661